Intangible Assets - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Acquired technology
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	$ 307,000,000
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	27,000,000
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	3,000,000
Software development costs, acquired technology and purchased software
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets sold	440,000,000	$ 31,000,000
Gain (Loss) on disposal of assets	$ 0